Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	nit16_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED FEBRUARY 27, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

Effective April 1, 2013, the maximum sales charge (load) imposed on Class A share purchases (as a percentage of offering price) in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund–Shareholder Fees” section will be reduced from 4.75% to 3.00%.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit16_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED FEBRUARY 27, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

Effective April 1, 2013, the maximum sales charge (load) imposed on Class A share purchases (as a percentage of offering price) in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund–Shareholder Fees” section will be reduced from 4.75% to 3.00%.